Summary of Significant Accounting Policies - Other Narrative (Details)			12 Months Ended
	Oct. 25, 2017 $ / shares	Sep. 27, 2017 extension	Sep. 30, 2017 payment office segment part shares	Sep. 30, 2016 shares	Sep. 30, 2015 shares
Summary of Significant Accounting Policies [Line Items]
Number of offices (in offices) | office			237
Days past grace period to initiate contact to cure deficiency			30 days
Minimum days past due to begin foreclosure proceedings			90 days
Approximate rate reduction concession, minimum			1.00%
Approximate rate reduction concession, maximum			2.00%
Minimum days past due to stop accrual of interest			90 days
Loans returned to full accrual status			90 days
Number of payments required | payment			6
Number of parts in loss percentage factor | part			2
Award vesting period (in years)			5 years
Options granted (in shares) | shares			0	0	0
Number of reportable business segments | segment			1
Subsequent Event
Summary of Significant Accounting Policies [Line Items]
Dividends declared (in dollars per share) | $ / shares	$ 0.15
Anchor Bancorp
Summary of Significant Accounting Policies [Line Items]
Number of additional six month extensions | extension		3
Minimum
Summary of Significant Accounting Policies [Line Items]
Term for payment and rate reduction			6 months
Maximum
Summary of Significant Accounting Policies [Line Items]
Term for payment and rate reduction			12 months
Options exercisable, weighted average remaining contractual term (in years)			10 years
Stock Options and Restricted Stock | Minimum
Summary of Significant Accounting Policies [Line Items]
Award vesting period (in years)			3 years
Stock Options and Restricted Stock | Maximum
Summary of Significant Accounting Policies [Line Items]
Award vesting period (in years)			10 years